Fair Value Measurement - Summary of Changes in Fair Value of Warrant Liabilities Measured at Recurring Basis (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Derivative Liabilities, Beginning balance	$ 1,350,881	$ 3,635,294	$ 9,511,364
Issuance of Series C derivative liability			529,905
Issuance of warrants	251,011	501,259
Change in classification		281,403	914,977
Change in fair value of derivative liability	2,038,366	(3,067,075)	(2,975,597)
Extinguishment			(4,345,355)
Derivative Liabilities, Ending balance	3,640,258	1,350,881	3,635,294
Warrants Payable, Beginning balance	77,761	63,533	1,216,000
Provision for new warrant issuances	969	6,059	66,963
Accrual of other warrant obligations	61,454	221,709
Changes in fair value of warrants payable	154,922	(201,621)	(34,240)
Change in estimate			(925,500)
Issuance of warrants		(11,919)	(259,690)
Warrants Payable, Ending balance	$ 295,106	$ 77,761	$ 63,533